Exhibit 99.5

Client Name:	Bank of America Corporation
Client Project Name:	CIM 2019-INV2
Start - End Dates:	4/2018 TO 2/2019
Deal Loan Count:	140

Waived Conditions Summary

Report Run Date:	5/1/2019 4:14 PM
Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER5148	HMDA data in file does not match tape	4
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3476	TRID - Written List of Providers not provided or untimely	3
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3730	TRID - Error #2 discovered on Closing Disclosure	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4210	TRID - LE: Either both options or neither option was checked for the Servicing topic in the LE Other Considerations section	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4299	TRID - CD: The value for Total Closing Costs in the LE column of the CD's Calculating Cash to Close table is different from the value disclosed on the last LE	2
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4309	TRID - CD: The value for Cash to Close in the LE column of the CD's Calculating Cash to Close table is different from the value disclosed on the last LE	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4352	TRID - CD: At least one section contains formatting that does not comply with the Regulation	6
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4354	TRID - CD: At least one statement or section of the form that is required by the Regulation is not contained on the form	1
Compliance	Federal Consumer Protection	CMPFDCP4569	NMLS License verification found Loan Originator Name does not match ID but can identify that the LO is the same	1
Compliance	RESPA	CMPRESPA2698	RESPA - List of homeowners counseling organizations not in file	7
Compliance	RESPA	CMPRESPA863	RESPA: Required Affiliate Business Disclosure missing	3
Total				30

©2019 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.